Long-term debt - Additional Information (Detail) (USD $)	1 Months Ended
	Feb. 28, 2013 10000 TEU vessels [Member] Vessel	Apr. 25, 2013 Vessel class 14000 TEU [Member] Vessel	Jun. 30, 2013 Vessel class 4600 TEU [Member] Vessel	Feb. 28, 2013 Term loan credit facilities [Member] Non interest bearing until relevant vessel delivered [Member] Loans	Apr. 25, 2013 Term loan credit facilities [Member] Asian bank [Member]	Jan. 28, 2013 Term loan credit facilities [Member] Asian bank [Member]	Apr. 25, 2013 Term loan credit facilities [Member] Asian bank [Member] Vessel class 14000 TEU [Member] Vessel	Jun. 30, 2013 Term loan credit facilities [Member] U.S bank and Australian bank [Member]	Feb. 28, 2013 Term loan one [Member] Non interest bearing until relevant vessel delivered [Member]	Feb. 28, 2013 Term loan two [Member] Non interest bearing until relevant vessel delivered [Member]
Debt Instrument [Line Items]
Term loan facility with bank					$ 174,000,000	$ 340,000,000		$ 30,000,000
Commitment fee on undrawn amount					0.75%	0.40%
Number of term loans				2
Term loans									$ 4,500,000	$ 4,500,000
Number of vessels	2	2	2
Capacity of vessel class	10,000	14,000	4,600
Expected delivery dates of vessels				2014
Interest rate on debt instrument				6.00%
Increase in Interest rate on debt instrument				7.00%
Debt instrument payment extending number years				Two years
Number of vessels to be constructed							2
Number of vessels acquired			2